INCOME TAXES - Schedule of Deferred Tax Asset (Details) - USD ($)	Jan. 31, 2017	Jan. 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 66,070	$ 50,963
Less: valuation allowance	$ (66,070)	$ (50,962)